Inventories (Details) $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($) bbl	Dec. 31, 2024 COP ($) bbl
Inventories
Crude oil	$ 3,311	$ 3,936
Fuels and petrochemicals	2,040	2,783
Materials for goods production	3,258	3,309
Inventories, net	$ 8,609	$ 10,028
Volume of crude oil inventory in transit | bbl	478,225	0
Cost of sales	$ 2,879	$ 2,410
Cost of materials	1,994	1,559
Cost of materials and operating supplies	$ 885	$ 851